Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Inventories [Abstract]
Inventories	$ 3,070	$ 4,650
Lubricants [Member]
Inventories [Abstract]
Inventories	1,282	591
Bunkers [Member]
Inventories [Abstract]
Inventories	$ 1,788	$ 4,059